Investments - Summary of Investment in Associates Accounted for as an Equity Method Investment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Total Investment	$ 3,192	$ 0
Trichome [member]
Disclosure of associates [line items]
Total Investment	$ 3,192	$ 0